Segment Information (Reconciliation of Operating Profit (Loss) from Segments to Consolidated) (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting Reconciling Item For Operating Income (Loss) From Segment To Consolidated Statements Of Income [Line Items]
Segment Operating Income (Loss)	$ 7,532	$ 5,923	$ 5,773	$ 5,557	$ (5,469)	$ 5,607	$ 5,739	$ 6,335	$ 24,785	$ 12,212	$ 30,752
Interest expense									4,120	3,613	3,940
Equity in net income of affiliates									79	175	642
Other income (expense) - net									(52)	1,581	596
Income Before Income Taxes									20,692	10,355	$ 28,050
Reconciling Items [Member] | Merger and intergration charges
Segment Reporting Reconciling Item For Operating Income (Loss) From Segment To Consolidated Statements Of Income [Line Items]
Segment Operating Income (Loss)									(2,072)	(785)
Reconciling Items [Member] | Amortization of intangibles acquired
Segment Reporting Reconciling Item For Operating Income (Loss) From Segment To Consolidated Statements Of Income [Line Items]
Segment Operating Income (Loss)									(2,712)	(487)	$ (658)
Reconciling Items [Member] | Actuarial Gain (Loss)
Segment Reporting Reconciling Item For Operating Income (Loss) From Segment To Consolidated Statements Of Income [Line Items]
Segment Operating Income (Loss)									2,152	(7,869)	7,584
Reconciling Items [Member] | Employee separation charges
Segment Reporting Reconciling Item For Operating Income (Loss) From Segment To Consolidated Statements Of Income [Line Items]
Segment Operating Income (Loss)									(375)	0	(501)
Reconciling Items [Member] | Other (expense) credits
Segment Reporting Reconciling Item For Operating Income (Loss) From Segment To Consolidated Statements Of Income [Line Items]
Segment Operating Income (Loss)									(35)	0	229
Reconciling Items [Member] | Asset abandonment and impairments
Segment Reporting Reconciling Item For Operating Income (Loss) From Segment To Consolidated Statements Of Income [Line Items]
Segment Operating Income (Loss)									0	(2,154)	0
Reconciling Items [Member] | Segment equity in net income (loss) of affiliates
Segment Reporting Reconciling Item For Operating Income (Loss) From Segment To Consolidated Statements Of Income [Line Items]
Segment Operating Income (Loss)									$ 9	$ (150)	$ (532)